EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 17 – EMPLOYEE BENEFIT PLANS

          The Bank contributes to a qualified profit-sharing plan covering employees who meet participation requirements. To be eligible to participate, employees must complete 1,000 hours of service within the twelve month time period following their date of hire. Employees must be age twenty or older. The amount of the contribution is at the discretion of the Bank’s Board of Directors, up to the maximum deduction allowed for federal income tax purposes. Contributions to the plan, which amounted to approximately $1,023, $1,596 and $1,019 in 2014, 2013 and 2012, respectively, are included in salaries and employee benefits expense.

          The Bank formalized a nonqualified salary continuation plan for certain key officers. In connection with this plan, the value of the single premium universal life insurance policies (approximately $986 at December 31, 2014 and approximately $975 at December 31, 2013) purchased in 1993 to fund the plan and the related liability (approximately $56 at December 31, 2014 and $49 at December 31, 2013) were included in other assets and other liabilities, respectively. The principal cost of the plan is accrued over the anticipated remaining period of active employment, based on the present value of the expected retirement benefit.

          The Corporation and Bank implemented a deferred compensation plan that permits directors to defer their director’s fees and earn interest on the deferred amount in the amount of the wall street journal prime rate plus three percent. The agreements provide for a lump sum payment or 120 month payments of deferred fees plus accrued interest after retirement, separation from service, or death. The liability accrued for this plan totaled $6,586 and $6,487 at December 31, 2014 and 2013, respectively. The charge to expense for the agreements was $715, $722 and $853 for the years ended December 31 2014, 2013 and 2012, respectively.